LOANS RECEIVABLE - Summary of loans individually evaluated for impairment by loan segment (Details 1) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 21,006	$ 30,608	$ 11,432
Collectively evaluated for impairment	260,126	232,597	235,652
Total loans	281,132	263,205	247,084
Residential Portfolio Segment | One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	15,959	25,440	7,652
Collectively evaluated for impairment	226,009	197,353	188,881
Total loans	241,968	222,793	196,533
Residential Portfolio Segment | Multi-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	906	916
Collectively evaluated for impairment	3,845	4,135	5,723
Total loans	4,751	5,051	5,723
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	2,623	1,679	545
Collectively evaluated for impairment	15,976	17,654	20,630
Total loans	18,599	19,333	21,175
Construction and land development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	1,518	2,573	3,235
Collectively evaluated for impairment	13,282	12,300	18,991
Total loans	14,800	14,873	22,226
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	593	632	814
Total loans	593	632	814
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	421	523	613
Total loans	$ 421	$ 523	$ 613